UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21829

BBH TRUST

On behalf of the following series:

BBH Money Market Fund

(Exact name of registrant as specified in charter)

140 Broadway, New York, NY 10005

(Address of principal executive offices) (Zip Code)

Corporation Services Company

2711 Centerville Road, Suite 400, Wilmington, DE 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 575-1265

Date of fiscal year end: June 30

Date of reporting period: December 31, 2015

Item 1. Report to Stockholders.

Semi-Annual Report

DECEMBER 31, 2015

BBH Money Market Fund

BBH MONEY MARKET FUND
PORTFOLIO ALLOCATION
December 31, 2015 (unaudited)

BREAKDOWN BY SECURITY TYPE

		Percent of
	U.S. $ Value	Net Assets
U.S. Government Agency Obligations	$988,202,065	50.7%
U.S. Treasury Bills	619,881,207	31.8
U.S. Treasury Notes	140,035,016	7.2
Time Deposits	26,000,000	1.3
Repurchase Agreements	175,000,000	9.0
Cash and Other Assets in Excess of Liabilities	227,311	0.0 [1]
NET ASSETS	$1,949,345,599	100.0%

1 Less than 0.1%.

All data as of December 31, 2015. The BBH Money Market Fund’s (the “Fund”) breakdown by security type is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

BBH MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
December 31, 2015 (unaudited)

Principal		Maturity	Interest
Amount		Date	Rate	Value
	U.S. GOVERNMENT AGENCY
	OBLIGATIONS (50.7%)
$45,000,000	Fannie Mae Discount Notes[1]	01/05/16	0.080%	$44,999,600
40,000,000	Fannie Mae Discount Notes[1]	01/13/16	0.078	39,998,960
20,000,000	Fannie Mae Discount Notes[1]	01/20/16	0.105	19,998,892
35,000,000	Fannie Mae Discount Notes[1]	02/10/16	0.250	34,990,278
10,000,000	Fannie Mae Discount Notes[1]	02/12/16	0.210	9,997,550
60,000,000	Fannie Mae Discount Notes[1,2]	03/01/16	0.328	59,967,250
45,000,000	Fannie Mae Discount Notes[1]	03/30/16	0.325	44,963,844
30,000,000	Fannie Mae Discount Notes[1]	04/04/16	0.180	29,985,900
25,000,000	Fannie Mae Discount Notes[1]	05/02/16	0.521	24,955,944
15,000,000	Federal Home Loan Bank
	Discount Notes[1]	01/04/16	0.125	14,999,844
70,000,000	Federal Home Loan Bank
	Discount Notes[1,2]	01/08/16	0.118	69,998,401
50,000,000	Federal Home Loan Bank
	Discount Notes[1]	01/15/16	0.116	49,997,744
70,000,000	Federal Home Loan Bank
	Discount Notes[1]	01/20/16	0.300	69,988,917
80,000,000	Federal Home Loan Bank
	Discount Notes[1]	01/27/16	0.150	79,991,333
25,000,000	Federal Home Loan Bank
	Discount Notes[1]	02/19/16	0.232	24,992,105
35,000,000	Federal Home Loan Bank
	Discount Notes[1]	02/22/16	0.300	34,984,833
65,000,000	Freddie Mac Discount Notes[1]	01/14/16	0.180	64,995,775
25,000,000	Freddie Mac Discount Notes[1]	01/27/16	0.100	24,998,194
25,000,000	Freddie Mac Discount Notes[1,2]	01/29/16	0.215	24,995,819
35,000,000	Freddie Mac Discount Notes[1]	02/04/16	0.170	34,994,381
22,575,000	Freddie Mac Discount Notes[1]	02/09/16	0.125	22,571,943
60,900,000	Freddie Mac Discount Notes[1,2]	02/11/16	0.133	60,890,756
50,000,000	Freddie Mac Discount Notes[1,2]	02/17/16	0.163	49,989,392
25,000,000	Freddie Mac Discount Notes[1]	04/08/16	0.400	24,972,778
25,000,000	Freddie Mac Discount Notes[1]	04/25/16	0.230	24,981,632
	Total U.S. Government Agency Obligations
	(Identified cost $988,202,065)			988,202,065

The accompanying notes are an integral part of these financial statements.

financial statements December 31, 2015	3

BBH MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2015 (unaudited)

Principal		Maturity	Interest
Amount		Date	Rate	Value
	U.S. TREASURY BILLS (31.8%)
$50,000,000	U.S. Treasury Bill[1]	01/07/16	0.057%	$49,999,529
75,000,000	U.S. Treasury Bill[1,2]	01/14/16	0.047	74,998,722
70,000,000	U.S. Treasury Bill[1,2]	01/21/16	0.032	69,998,758
55,000,000	U.S. Treasury Bill[1,2]	02/04/16	0.085	54,995,585
55,000,000	U.S. Treasury Bill[1,2]	02/11/16	0.129	54,991,920
60,000,000	U.S. Treasury Bill[1,2]	02/18/16	0.174	59,986,060
40,000,000	U.S. Treasury Bill[1]	02/25/16	0.140	39,991,445
80,000,000	U.S. Treasury Bill[1,2]	03/03/16	0.194	79,973,297
55,000,000	U.S. Treasury Bill[1,2]	03/17/16	0.166	54,980,683
55,000,000	U.S. Treasury Bill[1,2]	03/24/16	0.183	54,976,800
25,000,000	U.S. Treasury Bill[1]	04/14/16	0.161	24,988,408
	Total U.S. Treasury Bills
	(Identified cost $619,881,207)			619,881,207

	U.S. TREASURY NOTES (7.2%)
50,000,000	U.S. Treasury Note	01/15/16	0.375	50,006,836
20,000,000	U.S. Treasury Note	02/15/16	0.375	20,005,859
70,000,000	U.S. Treasury Note	02/29/16	0.250	70,022,321
	Total U.S. Treasury Notes
	(Identified cost $140,035,016)			140,035,016

	TIME DEPOSITS (1.3%)
26,000,000	Wells Fargo	01/04/16	0.290	26,000,000
	Total Time Deposits
	(Identified cost $26,000,000)			26,000,000

	REPURCHASE AGREEMENTS (9.0%)
55,000,000	BNP Paribas (Agreement dated 12/31/15
	collateralized by FHLMC 2.500%-7.000%,
	due 07/01/20-06/01/44, original par
	$100,690,898, value $27,244,313,
	FNMA 2.500%-4.500%, due
	12/01/25-08/01/45, original par
	$38,386,651, value $28,855,687)	01/04/16	0.300	55,000,000

The accompanying notes are an integral part of these financial statements.

BBH MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2015 (unaudited)

Principal		Maturity	Interest
Amount		Date	Rate	Value
	REPURCHASE AGREEMENTS (continued)
$65,000,000	National Australia Bank, Ltd.
	(Agreement dated 12/31/15 collateralized
	by U.S. Treasury Inflation Indexed
	Note 0.125%, due 04/15/20, original par
	$66,330,000, value $66,300,000)	01/04/16	0.270%	$65,000,000
55,000,000	Societe Generale (Agreement dated
	12/31/15 collateralized by FHLMC
	2.281%-4.000%, due 02/01/30-11/01/45,
	original par $80,710,487, value
	$37,259,211, FNMA 2.444%-4.000%,
	due 11/01/25-12/01/45, original par
	$104,114,053, value $17,084,233,
	GNMA 1.625%-5.500%, due
	06/20/26-08/15/45, original par
	$38,055,655, value $1,756,556)	01/04/16	0.330	55,000,000
	Total Repurchase Agreements
	(Identified cost $175,000,000)			175,000,000
TOTAL INVESTMENTS (Identified cost $1,949,118,288)[3]			100.0%	$1,949,118,288
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			0.0%[4]	227,311
NET ASSETS			100.0%	$1,949,345,599

[1]	Coupon represents a yield to maturity.
[2]	Coupon represents a weighted average yield.
[3]	The cost of securities for federal income tax purpose is substantially the same as for financial reporting purposes.
[4]	Less than 0.1%.

Abbreviations:

FHLMC — Federal Home Loan Mortgage Corporation.

FNMA — Federal National Mortgage Association.

GNMA — Government National Mortgage Association.

The accompanying notes are an integral part of these financial statements.

financial statements December 31, 2015	5

BBH MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2015 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical investments.
—	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

The accompanying notes are an integral part of these financial statements.

BBH MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2015 (unaudited)

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities. As observable prices are not available for these securities, valuation techniques are used to derive fair value.

At December 31, 2015, 100% of the Fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940, as amended (the “1940 Act”). Amortized cost approximates the fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2015.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of December 31, 2015
U.S. Government
Agency Obligations	$–	$988,202,065	$–	$988,202,065
U.S. Treasury Bills	–	619,881,207	–	619,881,207
U.S. Treasury Notes	–	140,035,016	–	140,035,016
Time Deposits	–	26,000,000	–	26,000,000
Repurchase Agreements	–	175,000,000	–	175,000,000
Total Investments,
at value	$–	$1,949,118,288	$–	$1,949,118,288

*

The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period.

There were no transfers between Levels 1, 2 or 3 during the period ended December 31, 2015.

The accompanying notes are an integral part of these financial statements.

financial statements December 31, 2015	7

BBH MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2015 (unaudited)

ASSETS:
Investments in securities, at value (including repurchase agreements
of $175,000,000)	$1,949,118,288	*
Cash	472,791
Receivables for:
Interest	175,595
Prepaid assets	10,299
Total Assets	1,949,776,973
LIABILITIES:
Payables for:
Shareholder servicing fees	194,979
Investment advisory and administrative fees	75,933
Custody and fund accounting fees	53,471
Professional fees	39,703
Dividends declared	22,367
Distributor fees	3,036
Board of Trustees’ fees	2,843
Transfer agent fees	1,749
Accrued expenses and other liabilities	37,293
Total Liabilities	431,374
NET ASSETS	$1,949,345,599
Net Assets Consist of:
Paid-in capital	$1,949,347,575
Distributions in excess of net investment income	(1,976)
Net Assets	$1,949,345,599
NET ASSET VALUE AND OFFERING PRICE PER SHARE
REGULAR SHARES
($1,408,159,274 ÷ 1,408,163,481 shares outstanding)	$1.00
INSTITUTIONAL SHARES
($541,186,325 ÷ 541,188,160 shares outstanding)	$1.00

*	The cost of investments at December 31, 2015 is $1,949,118,288.

The accompanying notes are an integral part of these financial statements.

BBH MONEY MARKET FUND
STATEMENT OF OPERATIONS
For the six months ended December 31, 2015 (unaudited)

NET INVESTMENT INCOME:
Income:
Interest and other income	$993,635
Expenses:
Investment advisory and administrative fees	2,139,514
Shareholder servicing fees	1,462,594
Custody and fund accounting fees	99,391
Professional fees	31,400
Board of Trustees’ fees	29,386
Distributor fees	15,900
Transfer agent fees	9,904
Miscellaneous expenses	56,711
Total Expenses	3,844,800
Investment advisory and administrative fee/shareholder
servicing fee waivers	(2,935,347)
Expense offset arrangement	(5,533)
Net Expenses	903,920
Net Investment Income	89,715
NET REALIZED GAIN:
Net realized gain on investments	4,948
Net Increase in Net Assets Resulting from Operations	$94,663

The accompanying notes are an integral part of these financial statements.

financial statements December 31, 2015	9

BBH MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	six months ended	For the
	December 31, 2015	year ended
	(unaudited)	June 30, 2015
INCREASE IN NET ASSETS:
Operations:
Net investment income	$89,715	$165,500
Net realized gain on investments	4,948	4,599
Net increase in net assets resulting
from operations	94,663	170,099
Distributions declared:
From net investment income:
Regular Shares	(63,195)	(117,221)
Institutional Shares	(31,468)	(52,879)
From net realized gains:
Regular Shares	—	(4,414)
Institutional Shares	—	(2,200)
Total distributions declared	(94,663)	(176,714)
From Fund Share (Principal) Transactions at
Net Asset Value of $1.00 per share:
Fund shares sold and fund shares issued in
connection with reinvestments of dividends	4,237,929,548	4,822,034,582
Fund shares repurchased	(3,853,030,692)	(4,875,749,709)
Net increase (decrease) in net assets
resulting from fund share transactions	384,898,856	(53,715,127)
Total increase (decrease) in net assets	384,898,856	(53,721,742)
NET ASSETS:
Beginning of period	1,564,446,743	1,618,168,485
End of period (including distributions in excess
of net investment income of $1,976 and
$1,976, respectively)	$1,949,345,599	$1,564,446,743

The accompanying notes are an integral part of these financial statements.

BBH MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Regular Share outstanding throughout each period.

	For the six months ended December 31, 2015 (unaudited)	For the years ended June 30,
		2015	2014	2013	2012	2011
Net asset value,
beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income[1,2]	0.00	0.00	0.00	0.00	0.00	0.00
Distributions to shareholder:
From net investment income[2]	0.00	0.00	0.00	0.00	0.00	0.00
From net realized gains	—	0.00 [2]	—	—	—	—
Total distributions[2]	0.00	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.01%[3]	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios/Supplemental data:
Net assets, end of period
(in millions)	$1,408	$1,127	$1,151	$1,181	$1,006	$1,119
Ratio of expenses to average
net assets before reductions	0.48%[4]	0.51%	0.50%	0.51%	0.52%	0.52%
Expense reimbursement[5]	0.38%[4]	0.44%	0.43%	0.38%	0.36%	0.23%
Expense offset arrangement[6]	0.00%[4]	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of expenses to average net
assets net of reductions	0.10%[4]	0.07%	0.07%	0.13%	0.16%	0.29%
Ratio of net investment income to
average net assets	0.01%[4]	0.01%	0.01%	0.01%	0.01%	0.01%

[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01 per share.
[3]	Not annualized.
[4]	Annualized.
[5]	During the period ended December 31, 2015 and fiscal years ended June 30, 2015, 2014, 2013, 2012 and 2011, the investment advisory and administrative fee/shareholder servicing fee waivers, as a result of a minimum yield agreement, were $2,441,188, $5,166,811, $5,511,949, $4,803,182, $4,247,736 and $2,665,689, respectively.
[6]	Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

financial statements December 31, 2015	11

BBH MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for an Institutional Share outstanding throughout each period.

	For the six months ended December 31, 2015 (unaudited)	For the years ended June 30,
		2015	2014	2013	2012	2011
Net asset value,
beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income[1]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.01
Distributions to shareholders:
From net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.01)
From net realized gains	—	0.00 [2]	—	—	—	—
Total distributions	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.01%[3]	0.01%	0.01%	0.01%	0.01%	0.04%
Ratios/Supplemental data:
Net assets, end of period
(in millions)	$541	$438	$467	$532	$534	$594
Ratio of expenses to average net
assets before reductions	0.25%[4]	0.26%	0.26%	0.26%	0.27%	0.27%
Expense reimbursement[5]	0.16%[4]	0.19%	0.19%	0.13%	0.11%	0.01%
Expense offset arrangement[6]	0.00%[4]	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of expenses to average net
assets net of reductions	0.09%[4]	0.07%	0.07%	0.13%	0.16%	0.26%
Ratio of net investment income to
average net assets	0.01%[4]	0.01%	0.01%	0.01%	0.01%	0.04%

[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01 per share.
[3]	Not annualized.
[4]	Annualized.
[5]	During the period ended December 31, 2015 and fiscal years ended June 30, 2015, 2014, 2013, 2012 and 2011, the investment advisory and administrative fee waivers, as a result of a minimum yield agreement, were $494,159, $1,015,043, $1,046,949, $666,139, $699,105 and $61,661, respectively.
[6]	Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

BBH MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2015 (unaudited)

1.	Organization. The Fund is a separate series of BBH Trust (the “Trust”), which is registered under the 1940 Act, as an open-end management investment company. The Trust was originally organized as a Massachusetts business trust on June 7, 1983 and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on December 12, 1983. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to create an unlimited number of series, each of which may issue a separate class of shares. The Fund currently offers two classes of shares, Regular Shares and Institutional Shares. At December 31, 2015, there were six series of the Trust.
2.	Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The following summarizes significant accounting policies of the Fund:
A.	Valuation of Investments. The Fund values its investments at amortized cost, which approximates fair value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is in compliance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be valued as determined in accordance with procedures adopted by the Board.
B.	Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Interest income is accrued as earned and consists of interest accrued, accretion of discount on debt securities (including both original issue and market discount) and premium amortization on the investments of the Fund.
C.	Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are apportioned amongst each fund in the Trust equally. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
D.	Repurchase Agreements. The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price normally is in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time that assets of the Fund are invested in the agreement and is not related to the coupon

financial statements December 31, 2015	13

BBH MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2015 (unaudited)

rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the investment adviser. The Fund’s custodian or sub-custodian will take possession of the securities subject to repurchase agreements. The investment adviser, custodian or sub-custodian will monitor the marked-to-market value of the underlying collateral each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (MRA) which permit the Fund, under certain circumstances including an event of default of the counterparty (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Lastly, the MRA does not preclude the Fund from selling, transferring, pledging or hypothecating the underlying collateral but no such transaction shall relieve the Fund of its obligation to transfer the collateral to the counterparty upon the latter’s repurchase of the securities.

The Fund’s repurchase agreements as of December 31, 2015 are shown on a gross basis and the required disclosures under Accounting Standards Update (“ASU”) 2013-01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, are shown in the Portfolio of Investments. Repurchase agreements are subject to credit risks.

E.	Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified in the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

BBH MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2015 (unaudited)

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of June 30, 2015, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended December 31, 2015, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

F.	Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders are declared daily and paid monthly to shareholders. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends in the amounts of $63,195 and $31,468 to Regular and Institutional shareholders, respectively, during the six months ended December 31, 2015.

The tax character of distributions paid during the fiscal years ended June 30, 2015 and 2014, respectively, were as follows:

Distributions paid from:
		Net	Total	Total
	Ordinary	long-term	taxable	distributions
	income	capital gain	distributions	paid
2015:	$176,714	–	$176,714	$176,714
2014:	$183,737	–	$183,737	$183,737

As of June 30, 2015 and 2014, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated earnings	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total accumulated earnings/ (deficit)
2015:	$20,293	–	$20,293	–	$(22,269)	–	$(1,976)
2014:	$25,399	–	$25,399	–	$(21,862)	–	$3,537

The Fund did not have a net capital loss carryforward at June 30, 2015.

financial statements December 31, 2015	15

BBH MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2015 (unaudited)

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period and they will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

Total distributions paid may differ from the amounts shown in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

To the extent future capital gains are offset by future capital loss carryforwards, if any, such gains will not be distributed.

G.	Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.
3.	Fees and Other Transactions with Affiliates.
A.	Investment Advisory and Administrative Fees. Effective June 12, 2007, under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory and portfolio management services to the Fund. BBH also provides administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and incurred monthly at an annual rate equivalent to 0.25% on the first $1,000,000,000 of the Fund’s average daily net assets and 0.20% of the Fund’s average daily net assets in excess of $1,000,000,000. For the six months ended December 31, 2015, the Fund incurred $2,139,514 for services under the Agreement.
B.	Investment Advisory and Administrative Fee Waiver. Effective July 6, 2009, BBH voluntarily began to waive its Investment Advisory and Administrative Fee and credit daily to the Fund an amount which would maintain the minimum daily yield of the Fund at 1 basis point (0.01%). The amount credited each day would be an offset to the daily accrual of the Investment Advisory and Administrative Fee. This is a voluntary waiver that can be changed at any time at the sole discretion of BBH. For the six months ended December 31, 2015, BBH waived fees in the amount of $1,428,135 and $494,159 for Regular Shares and Institutional Shares, respectively.

BBH MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2015 (unaudited)

C.	Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Regular Shares of the Fund calculated daily and incurred monthly at an annual rate of 0.20% (0.25% prior to November 1, 2015) of the Regular Shares average daily net assets. For the six months ended December 31, 2015, the Regular Shares of the Fund incurred $1,462,594 in shareholder servicing fees.
D.	Shareholder Servicing Fee Waiver. Effective May 1, 2010, BBH voluntarily began to waive its Shareholder Servicing Fee for the Regular Shares only when the Investment Advisory and Administrative Fee waiver is not enough to maintain the minimum daily yield of the Fund at 1 basis point (0.01%). The amount credited each day would be an offset to the daily accrual of the Shareholder Servicing Fee. This is a voluntary waiver that can be changed at any time at the sole discretion of BBH. For the six months ended December 31, 2015, BBH waived fees in the amount of $1,013,053.
E.	Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction based fee. The fund accounting fee is an asset based fee calculated at 0.004% per annum of average daily net assets. For the six months ended December 31, 2015, the Fund incurred $99,391 in custody and fund accounting fees. These fees for the Fund were reduced by $5,533 as a result of an expense offset arrangement with the Fund’s custodian. The credit amount (if any) is disclosed in the Statement of Operations as a reduction to the Fund’s expenses. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the six months ended December 31, 2015, was $1,923.
F.	Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended December 31, 2015, the Fund incurred $29,386 in non-interested Trustee compensation and reimbursements.
financial statements December 31, 2015	17

BBH MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2015 (unaudited)

4.	Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Regular Shares and Institutional Shares of beneficial interest, at no par value. Transactions in Regular Shares and Institutional Shares were as follows:
	For the six months ended December 31, 2015 (unaudited)		For the year ended June 30, 2015
	Shares	Dollars	Shares	Dollars
Regular Shares
Shares sold	2,918,256,791	$2,918,256,791	3,246,118,686	$3,246,118,686
Shares issued in connection
with reinvestments of
dividends	1,961	1,961	4,026	4,026
Shares repurchased	(2,636,739,840)	(2,636,739,840)	(3,270,595,452)	(3,270,595,452)
Net increase (decrease)	281,518,912	$281,518,912	(24,472,740)	$(24,472,740)
Institutional Shares
Shares sold	1,319,665,791	$1,319,665,791	1,575,905,739	$1,575,905,739
Shares issued in connection
with reinvestments of
dividends	5,005	5,005	6,131	6,131
Shares repurchased	(1,216,290,852)	(1,216,290,852)	(1,605,154,257)	(1,605,154,257)
Net increase (decrease)	103,379,944	$103,379,944	(29,242,387)	$(29,242,387)

5.	Principal Risk Factors and Indemnifications.
A.	Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

Investments in the Fund are neither insured nor guaranteed by the U.S. Government. Shares of the Fund are not deposits or obligations of, or guaranteed by, BBH or any other bank, and the shares are neither insured nor guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal, state or other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

The divergence of the Fund’s amortized cost price per share from its market based net asset value per share may result in material dilution or other unfair results to shareholders (amortized cost risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk), failure of a counterparty to a transaction to perform (credit risk), changes in interest rates (interest rate risk) or certain risks associated with investing in foreign securities not present in domestic investments (foreign investment risk). The Fund is subject to the risk that the securities selected by the investment adviser may underperform (management risk). Even though the Fund’s investments in repurchase agreements are collateralized

BBH MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2015 (unaudited)

at all times, there is some risk to the Fund if the other party to the agreement should default on its obligations (repurchase agreement risk). Political, legislative and economic events may affect a municipal security’s value, interest payments, repayments of principal and the Fund’s ability to sell it (municipal securities risk). The Fund’s investments in certain U.S. government agency securities may not be backed by the U.S. Treasury and may be supported only by the credit of the issuer (U.S. government agency securities risk). The U.S. Securities and Exchange Commission recently adopted additional money market fund regulations that the Fund will become subject to over the course of the next two years and may impact the operation and performance of the Fund (regulatory risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by the Fund’s investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (shareholder concentration risk). The absence of an active market for variable and floating rate securities could make it difficult for the Fund to dispose of such securities if the issuer defaults (variable and floating rate instrument risk). The Fund’s exposure to these risks with respect to these financial assets held by the Fund is reflected in their value as recorded in the Fund’s Statement of Assets and Liabilities.

B.	Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
6.	Money Market Reform. On July 23, 2014, the U.S. Securities and Exchange Commission adopted amendments to the governing rules for money market funds. The amendments require that, following a two-year implementation timeframe, institutional prime money market funds adopt a market-based floating net asset value. Other types of money market funds may continue to transact fund shares at a NAV calculated using the amortized cost valuation method. The rule changes also allow for certain liquidity-based redemption fees and gates, and include enhanced requirements, disclosures and stress testing. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). Management is currently evaluating the implications of these amendments and the impact to the Fund’s operations and financial statements.

On January 27, 2016, the Fund amended its prospectus to state that it intends to operate as a “government money market fund” and change its name to BBH U.S. Government Money Market Fund effective on or about April 1, 2016.

7.	Subsequent Events. Management has evaluated events and transactions that have occurred since December 31, 2015 through the date the financial statements were issued and determined that there were none that would require recognition or additional disclosure in the financial statements.
financial statements December 31, 2015	19

BBH MONEY MARKET FUND
DISCLOSURE OF FUND EXPENSES
December 31, 2015 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2015 to December 31, 2015).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

BBH MONEY MARKET FUND
DISCLOSURE OF FUND EXPENSES (continued)
December 31, 2015 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During Period July 1, 2015 to December 31, 2015[1]
Regular Shares
Actual	$1,000	$1,000	$0.50
Hypothetical[2]	$1,000	$1,025	$0.51

	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During Period July 1, 2015 to December 31, 2015[1]
Institutional Shares
Actual	$1,000	$1,000	$0.45
Hypothetical[2]	$1,000	$1,025	$0.46

[1]	Expenses are equal to the Fund’s annualized net expense ratio of 0.10% and 0.09% for Regular and Institutional Shares, respectively, multiplied by 184/366 (to reflect the one half-year period).
[2]	Assumes a return of 5% before expenses. For the purpose of the calculation, the applicable annualized expense ratio for each class of shares is subtracted from the assumed return before expenses.
financial statements December 31, 2015	21

BBH MONEY MARKET FUND
DISCLOSURE OF ADVISOR SELECTION
December 31, 2015 (unaudited)

Investment Advisory and Administrative Services Agreement Approval

The 1940 Act requires that a fund’s investment advisory agreements must be approved annually by the fund’s board of trustees, including a separate vote and approval by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”). Additionally, the approval must occur at an in-person meeting called for the purpose of voting on such approval.

The Board, a majority of which is comprised of Independent Trustees, held a telephonic meeting on November 16, 2015 and an in-person meeting on December 2, 2015 to consider whether to renew the combined Investment Advisory and Administrative Services Agreement (the “Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. At the December 2, 2015 meeting, the Board voted to approve the renewal of the Agreement with respect to the Fund for an additional one-year term. In doing so, the Board determined that the terms of the Agreement were fair and reasonable and that it had received sufficient information to make an informed business decision with respect to the continuation of the Agreement.

Both in the meetings specifically held to address the continuance of the Agreement and at other meetings over the course of the year, the Board requested and received a variety of materials provided by the Investment Adviser and BBH, including information about personnel, operations and Fund performance. The Board also received third-party comparative performance and fee and expense information for the Fund and reviewed this comparative information with both the independent third party who compiled the report and with BBH. The Board received a memorandum from counsel to the Trust (“Fund Counsel”) regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Board met in executive session outside the presence of Fund management.

The following is a summary of the factors the Board considered in making its determination to approve the continuance of the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel.

Nature, Extent and Quality of Services

The Board noted that, under the Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board further noted that, as a combined investment advisory and administration agreement, the Agreement also contemplates the provision of administrative services by BBH to the Fund within the same fee structure. The Board received and considered information, during meetings held on November 16, 2015 and December 2, 2015, and over the course of the previous year, regarding the nature, extent and

BBH MONEY MARKET FUND
DISCLOSURE OF ADVISOR SELECTION (continued)
December 31, 2015 (unaudited)

quality of services provided to the Fund by BBH as both Investment Adviser and administrator, including: portfolio management, supervision of operations and compliance, preparation of regulatory filings, disclosures to Fund shareholders, general oversight of service providers, assistance to the Board (including the Independent Trustees in their capacity as Trustees), Chief Compliance Officer services for the Trust, and other services. The Board considered the resources of the Investment Adviser and BBH dedicated to the Fund noting that, pursuant to separate agreements, BBH also provides custody, shareholder servicing, and fund accounting services to the Fund.

The Board considered the scope and quality of services provided by the Investment Adviser under the Agreement. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board noted that, during the course of its regular meetings, it received reports on each of the foregoing topics. The Board concluded that, overall, it was satisfied with the nature, extent and quality of investment advisory and administrative services provided, and expected to be provided, to the Fund pursuant to the Agreement.

Fund Performance

At the December 2, 2015 meeting, and throughout the year, the Board received and reviewed detailed performance information for the Fund. The Board considered the Fund’s performance relative to a peer category of other mutual funds, noting that the low interest rate environment created little opportunity for material variation in performance amongst similarly structured money market funds. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. The Board reviewed with representatives of the independent third party who compiled the comparative report the report’s findings and discuss the positioning of the Fund relative to its selected peer-set. In evaluating the performance of the Fund, the Board considered risk expectations for the Fund in light of relevant regulatory and market factors and in the context of Fund expenses and the Investment Adviser’s profitability. Based on this information, as well as other factors, the Board concluded that it was satisfied with the investment results that the Investment Adviser was able to achieve for the Fund.

Costs of Services Provided and Profitability

The Board considered the fee rates paid by the Fund to the Investment Adviser and BBH in light of the nature, extent and quality of the services provided to the Fund. The Board also considered and reviewed the voluntary fee waiver arrangement that was in place for the Fund and considered the actual fee rates, after taking into account the waiver. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers. The Board received and considered information comparing the Fund’s combined investment advisory and administration fee and the Fund’s net

financial statements December 31, 2015	23

BBH MONEY MARKET FUND
DISCLOSURE OF ADVISOR SELECTION (continued)
December 31, 2015 (unaudited)

total expenses with those of other comparable mutual funds, such peer group and comparisons having been selected and calculated by the aforementioned independent third party. The Board recognized that it is difficult to make comparisons of fee rates, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds. However, the Board noted that the Fund compared favorably amongst the selected peer-set. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

With regard to profitability, the Trustees considered the compensation flowing to the Adviser and BBH, directly or indirectly. The Board reviewed the Investment Adviser and BBH’s profitability data for the Fund for the nine-months ended September 30, 2015, and for each of the prior five years. The data also included the effect of revenue generated by the shareholder servicing, custody, fund accounting and administration fees paid by the Fund to BBH. Looking forward, the Board specifically noted that, effective November 1, 2015, the shareholder servicing fee for the Fund was reduced by five basis points. The Board also reviewed the allocation methods used in preparing the profitability data. The Board also considered the effect of fall-out benefits on the expenses of the Investment Adviser and BBH. The Board focused on profitability of the Investment Adviser and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that the Investment Adviser and BBH’s profitability were not excessive in light of the nature, extent and quality of services provided to the Fund. The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include fees received for being the Fund’s administrator, custodian, fund accounting and shareholder servicing agent. In light of the costs of providing services pursuant to the Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board also considered the existence of any economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser and BBH. The Board considered the fee schedule for the Fund, noting the existence of a graduated investment advisory fee. Based on information it had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that the current breakpoints for the Fund were reasonable.

BBH MONEY MARKET FUND
CONFLICTS OF INTEREST
December 31, 2015 (unaudited)

Conflicts of Interest

Certain conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. However, BBH has implemented policies and procedures to assure that investment opportunities are allocated equitably between the Fund and other funds and accounts with similar investment strategies.

Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g. conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. Also, because its advisory fees are calculated by reference to a Fund’s net assets, the Investment Adviser and its affiliates may have an incentive to seek to overvalue certain assets.

Purchases and sales of securities for the Fund may be aggregated with orders for other BBH client accounts. BBH, however, is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction.

Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

From time to time, BBH may invest a portion of the assets of its discretionary investment advisory clients in the Fund. That investment by BBH on behalf of its discretionary investment advisory clients in the Fund may be significant at times. Increasing the Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. BBH reserves the right to redeem at any time some or all of the shares of the Fund acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Fund by BBH on behalf of its

financial statements December 31, 2015	25

BBH MONEY MARKET FUND
CONFLICTS OF INTEREST (continued)
December 31, 2015 (unaudited)

discretionary investment advisory clients could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio.

When market quotations are not readily available, or are believed by BBH to be unreliable, the Fund’s investments may be valued at fair value by BBH pursuant to procedures adopted by the Fund’s Board of Trustees. When determining an asset’s “fair value,” BBH seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Fund might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination, and may be based on analytical values determined by BBH using proprietary or third party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s net asset value. As a result, the Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

BBH, including the Investment Adviser, seeks to meet its fiduciary obligation with respect to all clients including the Fund. BBH has adopted and implemented policies and procedures that seek to manage conflicts. The Investment Adviser monitors a variety of areas, including compliance with fund investment guidelines, review of allocation decisions, the investment in only those securities that have been approved for purchase by an oversight committee, and compliance with the Investment Adviser’s Code of Ethics. With respect to the allocation of investment opportunities, BBH has adopted and implemented policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. BBH has structured the portfolio managers’ compensation in a manner it believes is reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

The Trust also manages these conflicts. For example, the Trust has designated a chief compliance officer and has adopted and implemented policies and procedures designed to manage the conflicts identified above and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser and the Trust’s chief compliance officer on areas of potential conflict.

Administrator

Brown Brothers Harriman & Co.
140 Broadway

New York, NY 10005

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100
Denver, CO 80203

Shareholder Servicing Agent

Brown Brothers Harriman & CO.

140 Broadway

New York, NY 10005

1-800-575-1265

Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the BBH Funds website at www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

Item 2. Code of Ethics.

Not required for this semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not required for this semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not required for this semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	Not required for this semi-annual report on Form N-CSR.
(b)	Not required.

Item 6. Investments.

(a)	This schedule is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's second fiscal quarter of the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not required for this semi-annual report on Form N-CSR.
(a)(2)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 12(a)(2) to this Form N-CSR.
(a)(3)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 12(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BBH Trust

By: (Signature and Title)

/s/ Jean-Pierre Paquin

Jean-Pierre Paquin

Title:  President (Principal Executive Officer)

Date: March 10, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ Jean-Pierre Paquin

Jean-Pierre Paquin

Title: President (Principal Executive Officer)

Date: March 10, 2016

By: (Signature and Title)

/s/ Charles H. Schreiber

Charles H. Schreiber

Title: Treasurer (Principal Financial Officer)

Date: March 10, 2016